Consolidated Statements of Cash Flows	12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (433,464,871)	$ (61,094,414)	¥ (145,479,105)	¥ (106,004,401)
Adjustments to reconcile net loss to net cash used in operating activities:
Deferred income taxes expense (benefit)	(21,728,608)	(3,062,524)	1,133,504	4,937,120
Depreciation of property, plant and equipment	35,373,927	4,985,754	29,735,024	24,475,736
Amortization of intangible assets	6,811,456	960,036	6,952,783	6,678,233
Loss on disposal of property, plant and equipment	13,135	1,851		273,982
Provision for impairment of property, plant and equipment	80,236,996	11,308,949
Share-based compensation	9,789,686	1,379,801	3,505,001	7,764,448
Bad debt provision of accounts receivable	4,987,206	702,918	10,750,949	5,084,924
Write-down (reversal) of inventories to net realizable value	68,221,017	9,615,365	(723,583)	4,393,630
Non-cash lease expense	4,778,623	673,520	4,423,612	3,787,628
Fair value changes of warrant liability	(4,458,844)	(628,449)	(21,358)
Changes in operating assets and liabilities:
Inventories	(86,262,667)	(12,158,234)	(18,151,804)	(89,459,313)
Accounts receivable	13,903,295	1,959,591	(165,247,635)	(99,137,291)
Amounts due from related parties				30,088,833
Prepaid expenses and other current assets	(5,289,535)	(745,530)	8,992,573	59,229,802
Accounts payable	(12,664,691)	(1,785,016)	49,628,389	14,427,864
Accrued expenses and other liabilities	53,220,366	7,501,109	43,029,496	(35,633,487)
Deferred government grants	(3,606,570)	(508,326)	(6,447,010)	(656,673)
Operating lease liabilities	(5,089,524)	(717,340)	(4,550,232)	(3,796,392)
Net cash used in operating activities	(295,229,603)	(41,610,939)	(182,469,396)	(173,545,357)
Cash flows from investing activities:
Proceeds from disposal of property, plant and equipment			68,001	8,000
Purchases of property, plant and equipment	(44,250,714)	(6,236,887)	(52,758,124)	(295,314,351)
Purchases of intangible assets			(4,291,597)	(3,617,607)
Net cash used in investing activities	(44,250,714)	(6,236,887)	(56,981,720)	(298,923,958)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares	284,196,000	40,055,814
Proceeds from business combination			252,457,329
Offering cost			(35,884,661)
Proceeds from bank loans and other borrowings	337,851,075	47,618,192	247,387,392	414,116,587
Repayment of bank loans and other borrowings	(416,785,723)	(58,743,583)	(146,510,134)	(49,558,442)
Net cash provided by financing activities	205,261,352	28,930,423	317,449,926	364,558,145
Effect of foreign exchange rate on cash	10,400,371	1,465,874	21,303,512	(11,478,411)
Net (decrease) increase in cash	(123,818,594)	(17,451,529)	99,302,322	(119,389,581)
Cash at the beginning of the year	370,369,825	52,201,526	271,067,503	390,457,084
Cash at the end of the year	246,551,231	34,749,997	370,369,825	271,067,503
Supplemental disclosures of cash flow information:
Income taxes paid
Interest paid	30,131,238	4,246,827	27,289,057	2,404,357
Non-cash transactions:
Accretion to redemption value of convertible redeemable preferred shares			137,991,697	130,662,326
Operating right-of-use assets recognized for related operating lease liabilities	829,703	116,942	331,218	1,516,478
Equity transaction from warrants			(8,870,007)
Equity transaction from preferred shares			¥ 1,636,897,084